Income Taxes - Schedule of Significant Components of the Deferred Tax Assets (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Significant Components of the Deferred Tax Assets [Abstract]
Net operating loss carry-forwards	¥ 22,929,648	¥ 14,071,879
Allowance of credit losses	15,900,526	15,890,837
Less: valuation allowance	(38,830,174)	(29,962,716)	¥ (24,156,986)
Net deferred tax assets